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                                  MAY 1, 1999
                   SUPPLEMENTED FEBRUARY 29, 2000 PROSPECTUS

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                                MERRIMAC SERIES


MERRIMAC TREASURY SERIES - PREMIUM CLASS

MERRIMAC TREASURY PLUS SERIES - PREMIUM CLASS


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS                                                                   Page

THE FUNDS

RISK/RETURN SUMMARIES


Treasury Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

Treasury Plus Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

FUNDS' INVESTMENTS

Treasury Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5

Treasury Plus Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

FUNDS' MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7

YOUR INVESTMENT

SHAREHOLDER INFORMATION

Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7

Redemptions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8

Valuation of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9

Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . . . . .9

Federal Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..10

APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

Description of Securities in Which the Portfolios Can Invest

FOR MORE INFORMATION

Back Cover

                             RISK/RETURN SUMMARIES

The following information is only a summary of important information that you should know about the Merrimac Treasury Series and the Merrimac Treasury Plus Series (the Funds) each a series of Merrimac Series. As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a Portfolio). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                           MERRIMAC TREASURY SERIES

>  WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

   The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. (M&I), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less. The Portfolio will only invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds or in other mutual funds that invest in such instruments, subject to regulatory limitations.

>  MAIN RISK OF INVESTING IN THE FUND

   The primary risk in investing in the Fund is interest rate risk which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates. In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved. See Funds' Investments for more information.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share.

   Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  IS THE FUND FOR YOU?

   The Fund may be appropriate as part of your investment portfolio if......

   o You need your money back within a short period.
   o You need to preserve principal.
   o You want a low-risk investment.
   o You do not need a high total return to achieve your goals.
   o You do not seek long-term growth as your primary goal.

>  COULD THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE?

   Yes, it could. The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  TOTAL RETURN*

   All mutual funds must use the same formula to calculate total return. The bar chart and average annual total return table demonstrates the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

                               [Add chart here.]


   During the period shown in the bar chart, the highest total return for a quarter was 1.14% (quarter ending December 31, 1999) and the lowest total return for a quarter was 0.99% (quarter ending March 31, 1999).

PERIODS ENDED DECEMBER 31, 1999
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .


                                        1 YEAR  LIFE OF FUND    INCEPTION DATE
Treasury Series-Institutional Class     4.26%      4.28%         June 25, 1998

* The PREMIUM CLASS commenced operations on February 19, 1999 and therefore does not have a full year of performance information to report for the period ended December 31, 1999. The performance information provided is for the Fund's INSTITUTIONAL CLASS which is not offered in this prospectus. However, the PREMIUM CLASS shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                         Premium Class
   Management Fees                           0.17%
   Distribution (12b-1) Fees                 None
   Other Expenses                            0.11%
                                             -----
   Total Annual Fund Operating Expenses (1)  0.28%
                                             -----
                                             -----
_________________
(1) This table and the example below reflect the Fund's actual expenses for the fiscal year ended December 31, 1999 and the Fund's share of the Portfolio's estimated expenses. The Institutional Class had total annual fund operating expenses of 0.53% for the fiscal year ended December 31, 1999.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the PREMIUM CLASS of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the PREMIUM CLASS of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS           1 YEAR          3 YEARS         5 YEARS        10 YEARS

    Premium Class         $29             $90            $157            $356

                         MERRIMAC TREASURY PLUS SERIES

>  WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

   The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. The Portfolio will invest primarily (at least 65% of total assets) in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds. The Portfolio may invest the remaining 35% of its total assets in securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio also may invest in repurchase agreements that are collateralized by these instruments.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are interest rate risk and credit risk.

   o INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   o CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved. See Funds' Investments for more information.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share.

   Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in the Fund.

>  IS THE FUND FOR YOU?

The Fund may be appropriate as part of your investment portfolio if......

   o You need your money back within a short period.
   o You need to preserve principal.
   o You want a low-risk investment.
   o You do not need a high total return to achieve your goals.
   o You do not seek long-term growth as your primary goal.

>  COULD THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE?

   Yes, it could. The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  TOTAL RETURN

   The Fund commenced operations on January 22, 1999 and therefore does not have a full year of performance information for the period ended December 31, 1999. For the Fund's most current yield information you may call 1-888-MERRMAC. Past performance does not necessarily indicate what will happen in the future.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

   .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                                        PREMIUM CLASS
   Management Fees                          0.17%
   Distribution (12b-1) Fees                None
   Other Expenses                           0.08%
                                            -----
   Total Annual Fund Operating Expenses (1) 0.25%
                                            -----
                                            -----

_________________

   (1) This table and the example below reflect the Fund's own estimated expenses and the Fund's share of the Portfolio's estimated expenses.


>  EXAMPLE

   This example is intended to help you compare the cost of investing in the PREMIUM CLASS of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the PREMIUM CLASS of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS           1 YEAR          3 YEARS

     Premium Class       $26             $80

                            THE FUNDS' INVESTMENTS

MERRIMAC TREASURY SERIES

>  PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Q  What is the Fund's principal investment strategy?

A The Fund's principal investment strategy is to invest the Fund's share of the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less.

Q Into what types of money market instruments will the Fund's assets be invested?

A The Portfolio may only invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds. To maximize the tax-effective yield, the Portfolio will usually (but not always) invest in obligations that qualify for the exemption from state taxation. Further description of these securities is found in Appendix A.

Q  Are there any limits on how much that can be invested in one issuer?

A By the Fund's strategy, the U.S. Treasury is the only issuer in which the Portfolio invests. If, for liquidity purposes, the Portfolio invests in other mutual funds having the same principal investment strategy, its total investment in other mutual funds may not exceed 10% of assets and investmen in a single fund may not exceed 5% of assets or 3% of that fund's total assets.

Q  Will the Fund always maintain a net asset value of $1 per share?

A While M&I will endeavor to maintain a constant Fund NAV of $1 per share, there is no assurance that they will be able to do so. The shares are neither insured nor guaranteed by the U.S. Government. As such, the Fund carries some risk. There is a risk that rising interest rates will cause the value of the Portfolio's securities to decline. M&I attempts to minimize this risk by limiting the maturity of each security to 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less.

Q  How are the decisions to buy or sell securities made?

A Factors are balanced such as the Portfolio's objective of maximizing current income while maintaining safety and liquidity. M&I evaluates the treasury securities market daily to determine how to provide the most value to the Portfolio.

MERRIMAC TREASURY PLUS SERIES

>  PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Q  What is the Fund's principal investment strategy?

A The Fund's principal investment strategy is to invest the Fund's share of the Portfolio's assets in high-quality, U.S. dollar-denominated Treasury securities with maturities of 397 calendar days or less.

Q Into what types of money market instruments will the Fund's assets be invested?

A The Portfolio will invest at least 65% of its total assets in direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds and may invest the remaining 35% of its total assets in securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio also may invest in repurchase agreements that are collateralized by these instruments. Further description of these securities is found in Appendix A.

Q  Are there any limits on how much that can be invested in one issuer?

A No. Beyond the percentages noted above, the Portfolio is not limited with respect to purchases of securities issued by the U.S. Government or its agencies.

Q  Will the Fund always maintain a net asset value of $1 per share?

A While M&I will endeavor to maintain a constant Fund NAV of $1 per share, there is no assurance that they will be able to do so. The shares are neither insured nor guaranteed by the U.S. Government. As such, the Fund carries some risk. There is a risk that rising interest rates will cause the value of the Portfolio's securities to decline. M&I attempts to minimize interest rate risk by limiting the maturity of each security to 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less.

Q  How are the decisions to buy or sell securities made?

A Factors are balanced such as the Portfolio's objective of maximizing current income while maintaining safety and liquidity. M&I evaluates the government securities market compared to the repurchase agreement market to determine which provides the most value to the Portfolio.

                               FUNDS' MANAGEMENT

INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Treasury Portfolio and Treasury Plus Portfolio have retained the services of Investors Bank & Trust Company (Investors Bank) as investment adviser. Investors Bank continuously reviews and supervises the Treasury and Treasury Plus Portfolios' investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by the Board of Trustees. Investors Bank's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Treasury Portfolio and Treasury Plus Portfolio each pay Investors Bank a unitary fee for servicing these Portfolios as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets (ANA) of each of these Portfolios.

INVESTMENT SUB-ADVISERS. M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Treasury Portfolio and the Treasury Plus Portfolio, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and Investors Bank. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company. M&I receives fees from Investors Bank (and not from each Portfolio) for its services as investment sub-adviser. Prior to January 4, 1999, Aeltus Investment Management, Inc. acted as investment sub-adviser for the Treasury Portfolio and received the same fee from Investors Bank as M&I currently receives.

>  MASTER/FEEDER STRUCTURE

   The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

                            SHAREHOLDER INFORMATION

>  PURCHASES

   GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank, the Funds' Custodian. See the Account Application or call 1-888-MERRMAC for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-MERRMAC.

   INVESTMENT MINIMUM. The minimum initial investment for Premium Class shares of the Funds is $10 million. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                        Investors Bank & Trust Company
                               ABA #: 011001438
                             Attn: [Name of Fund]
                               DDA #: 717171333
                                Name of Account
                                   Account #
                                Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-MERRMAC to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form by 4:00 p.m. (ET) for the Treasury Plus Series and by 2:00 p.m. (ET) for the Treasury Series, on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open. Purchase orders received after 4:00 p.m. (ET) for the Treasury Plus Series and after 2:00 p.m. (ET) for the Treasury Series will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day. Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Treasury Plus Series also may limit the amount of a purchase order received between 3:00 p.m.
   (ET) and 4:00 p.m. (ET).

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for each Fund.

   Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 4:00 p.m. (ET) for the Treasury Plus Series and prior to 2:00 p.m. (ET) for the Treasury Series, on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after 4:00 p.m. (ET) for the Treasury Plus Series and after 2:00 p.m. (ET) for the Treasury Series on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Treasury Plus Series placed between 3:00 p.m. and 4:00 p.m. (ET) may only be placed by telephone.

   Each Fund reserves the right in its sole discretion to suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC. The Treasury Plus Series reserves the right to postpone payments for redemption requests received between 3:00 p.m. and 4:00 p.m. (ET) until the next Business Day.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Funds.

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guaranteed by a national bank which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when Investors Bank deems it appropriate.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank,
   ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered, signed exactly as the shares are registered. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-MERRMAC. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See REDEMPTION BY WIRE for information on how to change bank instructions.

>  VALUATION OF SHARES

   Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 4:00 p.m. (ET) for the Treasury Plus Series, as of 2:00 p.m. (ET) for the Treasury Series. Securities purchased by the Treasury Portfolio and Treasury Plus Portfolio are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Treasury Series and the Treasury Plus Series shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

                TRANSACTIONS                    TAX STATUS

   Sales or exchanges of shares.         Usually capital gain or loss.  Tax
                                         rate depends on how long shares are
                                         held.

   Distributions of long-term            Taxable as long-term capital gain.
   capital gain.

   Distributions of short-term           Taxable as ordinary income.
   capital gain.

   Dividends from net investment         Taxable as ordinary income.
   income.


   Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should generally avoid investing in a Fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

   Shareholders should consult their tax advisers about their own particular tax situations.

                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS' MAY INVEST:

REPURCHASE AGREEMENTS. Treasury Plus Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio must be collateralized by securities issued by the U.S. Government.

RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

SECURITIES LENDING. Each Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by M&I, as applicable.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Portfolio may invest in when-issued and delayed delivery securities, which are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less then that available in the market at delivery. The purchase of securities on a when-issued or delayed delivery basis has the effect of leveraging. When such a security is purchased, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment unless the relevant Portfolio has entered into an offsetting agreement to sell the securities. These segregated securities will be valued at market, and additional cash or securities will be segregated if necessary so that the market value of the account will continue to satisfy the purchase commitment. Such Portfolios generally will not pay for such securities or earn interest on them until received. The Portfolios will only purchase when-issued and delayed delivery securities for the purpose of acquiring portfolio securities and not for speculative purposes. However, such Portfolios may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.

ZERO COUPON TREASURY SECURITIES. Each Portfolio may invest in zero coupon treasury securities. Zero coupon treasury securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments.

                                MERRIMAC SERIES
                           MERRIMAC TREASURY SERIES
                         MERRIMAC TREASURY PLUS SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

o STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

o ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds' at 1-888-MERRMAC.

You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov. Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.



















                     Distributed by Funds Distributor Inc.




                                    Investment Company Act o File No. 811-08741


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